UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PORT-P

Investment Company Act File Number 811-23089

IDX Funds

(Exact name of registrant as specified in charter)

2201 E. Camelback Road, Suite 605
Phoenix, AZ 85016

(Address of Principal Executive Offices)

The Corporation Trust Company
Corporation Trust Center
1209 Orange St.

Wilmington, DE 19801

(Name and address of agent for service)

With Copies To:

Bo J. Howell
FinTech Law, LLC
6224 Turpin Hills Dr.

Cincinnati, OH 45244

Registrant’s telephone number, including area code: (800) 711-9164

Date of fiscal year end: 12/31/2023

Date of reporting period: 09/30/2023

IDX FUNDS

IDX Risk-Managed Bitcoin Strategy Fund

INSTITUTIONAL CLASS (BTIDX)

IDX Commodity Opportunities Fund

INSTITUTIONAL CLASS (COIDX)

SEPTEMBER 30, 2023

IDX Funds

IDX Risk-Managed Bitcoin Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	SHORT TERM INVESTMESTS - 69.60%
	MONEY MARKET FUNDS - 69.60%
12,985,454	First American Government Obligations Fund, Class X (a) (b)	5.265	12/1/2023	12,985,454
	TOTAL SHORT TERM INVESTMESTS - (Cost $12,985,454)			12,985,454

	TOTAL INVESTMENTS - 69.60% - (Cost $12,985,454)			12,985,454
	ASSETS IN EXCESS OF OTHER LIABILITIES - 30.40% (c)			5,676,379
	NET ASSETS - 100.00%			$18,661,833

(a)	Security exceeds 25% of the Fund’s total investments. For further information on this security, available upon request at no charge, please contact the Fund’s shareholder servicing agent at (877) 244-6235.

(b)	Variable rate security; the rate shown represents the seven day effective yield at September 30, 2023.

(c)	Deposits with broker pledged as collateral for derivative contracts.

The accompanying notes are an integral part of these Consolidated Schedules of Investments.

IDX Funds

IDX Risk-Managed Bitcoin Strategy Fund
CONSOLIDATED SCHEDULE OF OPEN FUTURES CONTRACTS (Unaudited)

September 30, 2023

	Number of Contracts	Expiration Date	Current Notional Amount	Unrealized Appreciation	Unrealized (Depreciation)
PURCHASE CONTRACTS
CME Bitcoin Futures (a) (b)	36.00	10/30/2023	$4,878,000	$74,868	$-
TOTAL PURCHASE CONTRACTS				74,868	-

TOTAL FUTURES CONTRACTS				$74,868	$-

NET UNREALIZED APPRECIATION					$74,868

(a)	Chicago Mercantile Exchange (‘’CME’’) futures contracts settle on their respective maturity date. The unrealized appreciation on these contracts is a receivable for unsettled open futures contracts and the unrealized depreciation is a payable for unsettled open futures contracts on the Fund’s Consolidated Statements of Assets and Liabilities.

(b)	All or a portion of this investment is a holding of IDX Risk-Managed Bitcoin Strategy Subsidiary.

The accompanying notes are an integral part of these Consolidated Schedules of Investments.

IDX Funds

IDX Commodity Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2023

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 17.22%
	CORPORATE -13.58%
90,000	Invesco Senior Loan ETF	$1,888,650
20,000	Pimco 0-5 Year High Yield Corp Bond ETF	1,806,600
130,000	SPDR Bloomberg Short Term High Yield Bond ETF	3,179,150
		6,874,400
	GOVERNMENT - 3.64%
20,100	SPDR Bloomberg 1-3 Month T-Bill ETF	1,845,683

	TOTAL EXCHANGE TRADED FUNDS - (Cost $8,713,369)	8,720,083

Number of Contracts		Cost Basis	Notional Amount	Fair Value
	PURCHASED OPTIONS - 0.19%
	PUT OPTIONS - 0.19%
50	Invesco QQQ Trust Series 1 Expiration Date: January 19, 2024, Exercise Price: $370.00 (a)	82,785	1,791,350	96,200
	TOTAL PURCHASED OPTIONS - (Cost $82,785)			96,200

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	SHORT TERM INVESTMESTS - 66.48%
	MONEY MARKET FUNDS - 66.48%
33,677,317	First American Government Obligations Fund, Class X (b) (c)	5.265	45,261.0000	33,677,317
	TOTAL SHORT TERM INVESTMESTS - (Cost $33,677,317)			33,677,317

	TOTAL INVESTMENTS - 83.89% - (Cost $42,473,471)			42,493,600
	OTHER ASSETS IN EXCESS OF LIABILITIES - 16.11% (d)			8,161,329
	NET ASSETS - 100.00%			$50,654,929

(a)	Non-income producing security.

(b)	Security exceeds 25% of the Fund’s total investments. For further information on this security, available upon request at no charge, please contact the Fund’s shareholder servicing agent at (877) 244-6235.

(c)	Variable rate security; the rate shown represents the seven day effective yield at September 30, 2023.

(d)	Deposits with broker pledged as collateral for derivative contracts.

The accompanying notes are an integral part of these Consolidated Schedules of Investments.

IDX Funds

IDX Commodity Opportunities Fund

CONSOLIDATED SCHEDULE OF OPEN FUTURES CONTRACTS (Unaudited)

September 30, 2023

	Number of Contracts	Expiration Date	Current Notional Amount	Unrealized Appreciation	Unrealized (Depreciation)
PURCHASE CONTRACTS
ICE U.S. Dollar Index Futures (c)	24.00	12/15/2023	$2,539,560	$35,355	$-
Brent Crude Last Day Futures (c) (e)	5.00	12/15/2023	461,000	4,843	-
Coffee Futures (c) (e)	18.00	12/15/2023	986,513	-	(49,578)
Cotton Futures (c) (e)	21.00	12/29/2023	915,075	3,803	-
Crude Oil Futures (d) (e)	5.00	11/17/2023	453,950	12,940	-
Henry Hub Natural Gas Futures (d) (e)	32.00	11/17/2023	937,280	-	(36,865)
Lean Hog Futures (b) (e)	59.00	10/13/2023	1,892,720	-	(80,937)
Live Cattle Futures (b) (e)	55.00	10/31/2023	4,052,400	98,659	-
No. 11 Sugar Futures (c) (e)	46.00	3/15/2024	1,364,250	-	(32,578)
NY Harbor ULSD Futures (d) (e)	1.00	11/17/2023	138,625	2,631	-
RBOB Gasoline Futures (b) (e)	1.00	11/17/2023	100,779	-	(10,620)
TOTAL PURCHASE CONTRACTS				158,231	(210,578)

SALE CONTRACTS
US Treasury Bond Futures (a)	(8.00)	12/19/2023	(910,250)	50,051	-
Chicago SRW Wheat Futures (a) (e)	(9.00)	12/29/2023	(243,675)	43,014	-
Copper Futures (b) (e)	(7.00)	12/27/2023	(6,541)	10,398	-
Corn Futures (a) (e)	(16.00)	12/15/2023	(381,400)	3,758	-
Gold Futures (b) (e)	(9.00)	12/15/2023	(1,679,490)	83,302	-
Silver Futures (b) (e)	(4.00)	12/28/2023	(37,716)	34,317	-
Soybean Futures (a) (e)	(5.00)	11/17/2023	(318,750)	11,549	-
TOTAL SALES CONTRACTS				236,389	-
TOTAL FUTURES CONTRACTS				$394,620	$(210,578)

NET UNREALIZED APPRECIATION					$184,042

(a)	Chicago Board of Trade (“CBOT”) futures contracts settle on their respective maturity date. The unrealized appreciation on these contracts is a receivable for unsettled open futures contracts and the unrealized depreciation is a payable for unsettled open futures contracts on the Fund’s Consolidated Statements of Assets and Liabilities.

(b)	Chicago Mercantile Exchange (‘’CME’’) futures contracts settle on their respective maturity date. The unrealized appreciation on these contracts is a receivable for unsettled open futures contracts and the unrealized depreciation is a payable for unsettled open futures contracts on the Fund’s Consolidated Statements of Assets and Liabilities.

(c)	ICE Futures U.S., Inc. (“ICE”) futures contracts settle on their respective maturity date. The unrealized appreciation on these contracts is a receivable for unsettled open futures contracts and the unrealized depreciation is a payable for unsettled open futures contracts on the Fund’s Consolidated Statements of Assets and Liabilities.

(d)	New York Mercantile Exchange (‘’NYME’’) futures contracts settle on their respective maturity date. The unrealized appreciation on these contracts is a receivable for unsettled open futures contracts and the unrealized depreciation is a payable for unsettled open futures contracts on the Fund’s Consolidated Statements of Assets and Liabilities.

(e)	All or a portion of this investment is a holding of IDX Commodity Subsidiary.

The accompanying notes are an integral part of these Consolidated Schedules of Investments.

IDX Funds

Notes to the Consolidated Schedules of Investments (Unaudited)

September 30, 2023

INVESTMENT VALUATIONS

Processes and Structure

The Funds’ Board of Trustees (the “Board”) has adopted guidelines for valuing investments and derivative instruments including in circumstances in which market quotes are not readily available and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board.

Hierarchy of Fair Value Inputs

The Funds utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

●	Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

●	Level 3 - Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities - Securities traded on a national securities exchange (or reported on the NASDAQ national market), including common stock, ETFs, and options purchased, are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American depositary receipts, financial futures, ETFs, and the movement of certain indexes of securities based on a statistical analysis of the historical relationship and are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Fixed Income Securities - Fixed income securities and certificates of deposit with maturities more than 60 days when acquired generally are valued using an evaluated price supplied by an independent pricing service. Inputs used by the pricing service for U.S. government and treasury securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker dealer quotes, yields, bids, offers and reference data. Agency issued debt securities, foreign issued bonds and municipal bonds are generally valued in a manner similar to U.S. government securities. Evaluations for corporate bonds are typically based on valuation methodologies such as market pricing and other analytical pricing models as well as market transactions and dealer quotations based on observable inputs. Fixed income securities are generally categorized in Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Money Market Funds - Money market funds are valued at their net asset value of $1.00 per share and are categorized as Level 1 of the fair value hierarchy.

Derivative Instruments - Listed derivative instruments that are actively traded, including futures contracts, are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Certain investments such as commodity pools are measured based upon NAV as a practical expedient to determine fair value and are not required to be categorized in the fair value hierarchy.

IDX Funds

Notes to the Consolidated Schedules of Investments (Unaudited)

September 30, 2023

INVESTMENT VALUATIONS (Continued)

The following table summarizes the IDX Managed-Risk Bitcoin Strategy Fund’s consolidated investments and other financial instruments as of September 30, 2023:

Security Classification (a)	Level 1	Level 2	Level 3	Total
Investments
Short-Term Investments (b)	$12,985,454	$-	$-	$12,985,454
Total Investments	$12,985,454	$-	$-	$12,985,454

Other Financial Instruments
Futures Contracts
Unrealized appreciation of open futures contracts	$74,868	$-	$-	$74,868
Unrealized depreciation of open futures contracts	-	-	-	-
Total Futures Contracts	74,868	-	-	74,868
Total Other Financial Instruments	$74,868	$-	$-	$74,868

(a)	As of and during the period ended September 30, 2023, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs).

(b)	All money market funds and future contracts held in the Fund are Level 1 securities.

The following table summarizes the IDX Commodity Opportunities Fund’s consolidated investments and other financial instruments as of September 30, 2023:

Security Classification (a)	Level 1	Level 2	Level 3	Total
Investments
Exchange Traded Funds (b)	$8,720,083	$-	$-	$8,720,083
Purchased Options (b)	96,200	-	-	96,200
Short-Term Investments (b)	33,677,317	-	-	33,677,317
Total Investments	$42,493,600	$-	$-	$42,493,600

Other Financial Instruments
Futures Contracts
Unrealized appreciation of open futures contracts	$394,620	$-	$-	$394,620
Unrealized depreciation of open futures contracts	(210,578)	-	-	(210,578)
Total Futures Contracts	$184,042	$-	$-	$184,042

(a)	As of and during the period ended September 30, 2023, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs).

(b)	All equity securities, money market funds, and future contracts held in the Fund are Level 1 securities. For a detailed break-out of common stock by industry, please refer to the Consolidated Schedules of Investments.

IDX FUNDS

2201 E. Camelback Road
Suite 605

Phoenix, AZ 85016

INVESTMENT ADVISER

IDX Advisors, LLC
2201 E. Camelback Road
Suite 605

Phoenix, AZ 85016

ADMINISTRATOR

Gryphon Fund Group, LLC
3900 Park East Drive
Suite 200

Beachwood, OH 44122

TRANSFER AGENT

Gryphon Fund Group, LLC
3900 Park East Drive
Suite 200

Beachwood, OH 44122

DISTRIBUTOR

Foreside Fund Services, LLC
Three Canal Plaza
Suite 100

Portland, ME 04101

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, LTD
1350 Euclid Ave

8th Floor

Cleveland, OH 44115

LEGAL COUNSEL

FinTech Law, LLC
6224 Turpin Hills Dr.

Cincinnati, OH 45244

CUSTODIAN BANK

U.S Bank, N.A.

425 Walnut Street
Cincinnati, OH 4520